Long-term debt (Schedule Of Long-Term Debt) (Details) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 2.5% [Member] ASMPT [Member] Term Loans [Member] EUR (€)	Dec. 31, 2012 2.5% [Member] ASMPT [Member] Term Loans [Member] EUR (€)	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] 2.5% [Member] ASMPT [Member] Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0		$ 25,000		€ 0	€ 18,948
Basis spread on variable rate							2.50%
Current portion		0		6,316
Non-current portion		€ 0		€ 12,632